Property, Plant and Equipment, net - Summary of Property, Plant and Equipment, Net (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation	¥ 3,441	¥ 2,790	¥ 3,377